Performance Management - Clipper Fund - Clipper Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Results
Performance Narrative [Text Block]
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.clipperfund.com or by calling 1-800-432-2504.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Returns	Period Ending
Highest Quarter	17.57%	June 30, 2020
Lowest Quarter	-25.13%	March 31, 2020
Year-to-Date	-1.64%	March 31, 2026

Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	(1.64%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	17.57%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Past 10 Years
Return before taxes	27.43%	13.88%	12.45%
Return after taxes on distributions	24.83%	11.46%	10.49%
Return after taxes on distributions and sale of Fund shares	17.77%	10.55%	9.72%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.81%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.clipperfund.com
Performance Availability Phone [Text]	1-800-432-2504